Annual Fund Operating Expenses - Thrivent Real Estate Securities Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.85%